Index 400 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Common Stocks (96.9%)	Shares/ Par +	Value $ (000’s)

Communication Services (1.9%)
AMC Networks, Inc. - Class A *	23,442	570
Cable One, Inc.	2,673	4,394
Cinemark Holdings, Inc.	56,702	578
John Wiley & Sons, Inc. - Class A	23,269	872
Meredith Corp.	21,381	261
The New York Times Co. - Class A	76,461	2,348
TEGNA, Inc.	115,368	1,253
Telephone and Data Systems, Inc.	52,020	872
TripAdvisor, Inc.	55,886	972
World Wrestling Entertainment, Inc.- Class A	25,242	857
Yelp, Inc. *	33,979	613

Total		13,590

Consumer Discretionary (11.8%)
Aaron’s, Inc.	35,717	814
Adient PLC *	46,300	420
Adtalem Global Education, Inc. *	28,719	769
American Eagle Outfitters, Inc.	84,477	672
AutoNation, Inc. *	31,317	879
Bed Bath & Beyond, Inc.	67,319	283
Boyd Gaming Corp.	42,571	614
Brinker International, Inc.	19,877	239
Brunswick Corp.	43,388	1,535
Caesars Entertainment Corp. *	296,866	2,007
Carter’s, Inc.	23,481	1,543
The Cheesecake Factory, Inc.	21,841	373
Choice Hotels International, Inc.	16,896	1,035
Churchill Downs, Inc.	18,856	1,941
Columbia Sportswear Co.	15,444	1,077
Cracker Barrel Old Country Store, Inc.	12,797	1,065
Dana Holding Corp.	76,553	598
Deckers Outdoor Corp. *	14,880	1,994
Delphi Technologies PLC *	45,781	369
Dick’s Sporting Goods, Inc.	33,826	719
Dillard’s, Inc. - Class A	5,243	194
Domino’s Pizza, Inc.	20,579	6,669
Dunkin’ Brands Group, Inc.	44,063	2,340

Common Stocks (96.9%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Eldorado Resorts, Inc. *	34,746	500
Etsy, Inc. *	63,023	2,423
Five Below, Inc. *	29,612	2,084
Foot Locker, Inc.	56,933	1,255
Gentex Corp.	134,552	2,982
The Goodyear Tire & Rubber Co.	123,697	720
Graham Holdings Co. - Class B	2,314	789
Grand Canyon Education, Inc. *	25,650	1,957
GrubHub, Inc. *	48,640	1,981
Helen of Troy, Ltd. *	13,384	1,928
Jack in the Box, Inc.	12,580	441
KB Home	45,566	825
Lear Corp.	29,268	2,378
Marriott Vacations Worldwide Corp.	19,902	1,106
Mattel, Inc. *	184,413	1,625
Murphy USA, Inc. *	15,379	1,297
O-I Glass, Inc.	82,778	589
Ollie’s Bargain Outlet Holdings, Inc. *	29,087	1,348
Papa John’s International, Inc.	11,724	626
Penn National Gaming, Inc. *	57,953	733
Polaris Industries, Inc.	30,585	1,473
Pool Corp.	21,296	4,190
Restoration Hardware, Inc. *	8,660	870
Sally Beauty Holdings, Inc. *	61,872	500
Scientific Games Corp. - Class A *	28,768	279
Service Corp. International	97,220	3,802
Six Flags Entertainment Corp.	41,810	524
Skechers USA, Inc. - Class A *	71,227	1,691
Taylor Morrison Home Corp. *	70,230	772
Tempur Sealy International, Inc. *	24,167	1,056
Texas Roadhouse, Inc.	34,703	1,433
Thor Industries, Inc.	29,360	1,238
Toll Brothers, Inc.	64,221	1,236
TRI Pointe Homes, Inc. *	74,059	649
Urban Outfitters, Inc. *	37,520	534
Visteon Corp. *	14,874	714
Weight Watchers International, Inc. *	24,707	418
The Wendy’s Co.	97,887	1,457

Common Stocks (96.9%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Williams-Sonoma, Inc.	41,281	1,755
Wyndham Destinations, Inc.	48,244	1,047
Wyndham Hotels & Resorts, Inc.	50,618	1,595

Total		82,969

Consumer Staples (3.6%)
BJ’s Wholesale Club Holdings, Inc. *	64,979	1,655
The Boston Beer Co., Inc. - Class A *	4,902	1,802
Casey’s General Stores, Inc.	19,564	2,592
Darling Ingredients, Inc. *	87,140	1,670
Edgewell Personal Care Co. *	28,832	694
Energizer Holdings, Inc.	34,219	1,035
Flowers Foods, Inc.	102,376	2,101
The Hain Celestial Group, Inc. *	42,730	1,110
Ingredion, Inc.	35,511	2,681
Lancaster Colony Corp.	10,526	1,523
Nu Skin Enterprises, Inc.	29,545	646
Pilgrim’s Pride Corp. *	27,876	505
Post Holdings, Inc. *	35,352	2,933
Sanderson Farms, Inc.	10,487	1,293
Sprouts Farmers Market, Inc. *	62,837	1,168
Tootsie Roll Industries, Inc.	9,192	331
TreeHouse Foods, Inc. *	29,899	1,320

Total		25,059

Energy (1.0%)
Antero Midstream Corp.	157,979	332
Apergy Corp. *	41,200	237
Cimarex Energy Co.	53,910	907
CNX Resources Corp. *	99,243	528
Core Laboratories NV	23,602	244
EQT Corp.	135,973	961
Equitrans Midstream Corp.	109,723	552
Matador Resources Co. *	58,317	145
Murphy Oil Corp.	79,447	487
Patterson-UTI Energy, Inc.	103,474	243
PBF Energy, Inc.	54,182	383
Transocean, Ltd. *	305,915	355
World Fuel Services Corp.	34,781	876

Index 400 Stock Portfolio

Common Stocks (96.9%)	Shares/ Par +	Value $ (000’s)

Energy continued
WPX Energy, Inc. *	221,267	675

Total		6,925

Financials (15.3%)
Affiliated Managers Group, Inc.	26,207	1,550
Alleghany Corp.	7,655	4,228
American Financial Group, Inc.	39,810	2,790
Associated Banc-Corp.	84,752	1,084
BancorpSouth Bank	51,036	966
Bank of Hawaii Corp.	21,421	1,183
Bank OZK	64,297	1,074
Brighthouse Financial, Inc. *	58,116	1,405
Brown & Brown, Inc.	124,381	4,505
Cathay General Bancorp	40,275	924
CIT Group, Inc.	50,140	865
CNO Financial Group, Inc.	80,389	996
Commerce Bancshares, Inc.	55,162	2,777
Cullen / Frost Bankers, Inc.	30,282	1,689
East West Bancorp, Inc.	77,456	1,994
Eaton Vance Corp.	60,180	1,941
Evercore, Inc. - Class A	20,789	958
F.N.B. Corp.	172,823	1,274
FactSet Research Systems, Inc.	20,182	5,261
Federated Investors, Inc. - Class B	51,100	973
First American Financial Corp.	59,750	2,534
First Financial Bankshares, Inc.	72,254	1,939
First Horizon National Corp.	165,512	1,334
FirstCash, Inc.	22,700	1,629
Fulton Financial Corp.	87,294	1,003
Genworth Financial, Inc. - Class A *	267,707	889
Hancock Holding Co.	46,388	906
Hanover Insurance Group, Inc.	20,952	1,898
Home BancShares, Inc.	82,526	990
Interactive Brokers Group, Inc. - Class A	40,822	1,762
International Bancshares Corp.	30,515	820
Janus Henderson Group PLC	82,769	1,268
Jefferies Financial Group, Inc.	127,261	1,740
Kemper Corp.	33,322	2,478
Legg Mason, Inc.	43,399	2,120
LendingTree, Inc. *	4,079	748
The Macerich Co.	58,607	330

Common Stocks (96.9%)	Shares/ Par +	Value $ (000’s)

Financials continued
Mercury General Corp.	14,427	587
Navient Corp.	90,490	686
New York Community Bancorp, Inc.	248,578	2,334
Old Republic International Corp.	151,777	2,315
PacWest Bancorp	63,737	1,142
Pinnacle Financial Partners, Inc.	38,280	1,437
Primerica, Inc.	21,999	1,946
Prosperity Bancshares, Inc.	50,212	2,423
Reinsurance Group of America, Inc.	33,302	2,802
RenaissanceRe Holdings, Ltd.	23,489	3,507
RLI Corp.	21,224	1,866
SEI Investments Co.	67,132	3,111
Selective Insurance Group, Inc.	31,595	1,570
Signature Bank	28,716	2,308
SLM Corp.	224,546	1,615
Sterling Bancorp	107,465	1,123
Stifel Financial Corp.	36,367	1,501
Synovus Financial Corp.	77,945	1,369
TCF Financial Corp.	81,595	1,849
Texas Capital Bancshares, Inc. *	26,765	593
Trustmark Corp.	34,179	796
UMB Financial Corp.	22,978	1,066
Umpqua Holdings Corp.	117,131	1,277
United Bankshares, Inc.	54,003	1,246
Valley National Bancorp	208,333	1,523
Washington Federal, Inc.	41,671	1,082
Webster Financial Corp.	48,951	1,121
Wintrust Financial Corp.	30,356	998

Total		108,018

Health Care (11.5%)
Acadia Healthcare Co., Inc. *	47,109	864
Allscripts Healthcare Solutions, Inc. *	86,361	608
Amedisys, Inc. *	17,156	3,149
Arrowhead Pharmaceuticals, Inc. *	53,245	1,532
Avanos Medical, Inc. *	25,493	686
Bio-Rad Laboratories, Inc. - Class A *	11,493	4,029
Bio-Techne Corp.	20,271	3,844
Cantel Medical Corp.	19,929	715
Catalent, Inc. *	82,288	4,275

Common Stocks (96.9%)	Shares/ Par +	Value $ (000’s)

Health Care continued
Charles River Laboratories International, Inc. *	25,977	3,279
Chemed Corp.	8,515	3,689
Encompass Health Corp.	52,444	3,358
Exelixis, Inc. *	161,612	2,783
Globus Medical, Inc. - Class A *	40,941	1,741
Haemonetics Corp. *	26,958	2,687
HealthEquity, Inc. *	37,700	1,907
Hill-Rom Holdings, Inc.	35,510	3,572
ICU Medical, Inc. *	10,226	2,063
Integra LifeSciences Holdings Corp. *	37,907	1,693
Ligand Pharmaceuticals, Inc. - Class B *	8,779	638
LivaNova PLC *	25,743	1,165
Masimo Corp. *	26,094	4,622
MEDNAX, Inc. *	44,837	522
Molina Healthcare, Inc. *	33,349	4,659
Nektar Therapeutics *	93,570	1,670
NuVasive, Inc. *	27,697	1,403
Patterson Cos., Inc.	45,821	701
Penumbra, Inc. *	17,085	2,756
PRA Health Sciences, Inc. *	33,641	2,794
Prestige Brands Holdings, Inc. *	26,718	980
Repligen Corp. *	24,921	2,406
Syneos Health, Inc. *	33,125	1,306
Tenet Healthcare Corp. *	55,260	796
United Therapeutics Corp. *	23,340	2,213
West Pharmaceutical Services, Inc.	39,355	5,992

Total		81,097

Industrials (15.5%)
Acuity Brands, Inc.	21,075	1,805
AECOM *	83,552	2,494
AGCO Corp.	33,340	1,575
ASGN, Inc. *	28,084	992
Avis Budget Group, Inc. *	30,235	420
Axon Enterprise, Inc. *	31,563	2,234
The Brink’s Co.	26,608	1,385
Carlisle Cos., Inc.	30,144	3,776
Clean Harbors, Inc. *	27,309	1,402
Colfax Corp. *	44,470	881
Crane Co.	27,117	1,334
Curtiss-Wright Corp.	22,706	2,098
Deluxe Corp.	22,394	581
Donaldson Co., Inc.	67,316	2,600
Dycom Industries, Inc. *	16,767	430
EMCOR Group, Inc.	29,867	1,831
EnerSys	22,491	1,114

Index 400 Stock Portfolio

Common Stocks (96.9%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Fluor Corp.	74,557	515
FTI Consulting, Inc. *	20,015	2,397
GATX Corp.	18,669	1,168
Generac Holdings, Inc. *	33,070	3,081
Graco, Inc.	88,708	4,323
Healthcare Services Group, Inc.	39,423	943
Herman Miller, Inc.	31,412	697
HNI Corp.	22,777	574
Hubbell, Inc.	28,927	3,319
Insperity, Inc.	19,998	746
ITT, Inc.	46,646	2,116
JetBlue Airways Corp. *	153,552	1,374
KAR Auction Services, Inc.	68,492	822
Kennametal, Inc.	44,070	821
Kirby Corp. *	31,885	1,386
Knight-Swift Transportation Holdings, Inc.	65,350	2,144
Landstar System, Inc.	20,990	2,012
Lennox International, Inc.	18,650	3,390
Lincoln Electric Holdings, Inc.	32,524	2,244
ManpowerGroup, Inc.	31,361	1,662
MasTec, Inc. *	32,074	1,050
Mercury Systems, Inc. *	29,539	2,107
MSA Safety, Inc.	18,956	1,918
MSC Industrial Direct Co., Inc. - Class A	23,959	1,317
Nordson Corp.	27,215	3,676
NOW, Inc. *	57,869	299
nVent Electric PLC	82,771	1,396
Oshkosh Corp.	36,199	2,329
Owens Corning, Inc.	57,862	2,246
Regal Beloit Corp.	21,777	1,371
Resideo Technologies, Inc. *	65,326	316
Ryder System, Inc.	28,345	749
Stericycle, Inc. *	48,470	2,355
Teledyne Technologies, Inc. *	19,398	5,766
Terex Corp.	34,890	501
Tetra Tech, Inc.	29,035	2,051
The Timken Co.	36,057	1,166
The Toro Co.	56,700	3,691
Trex Co., Inc. *	31,029	2,487
Trinity Industries, Inc.	52,204	839
Valmont Industries, Inc.	11,449	1,213
Watsco, Inc.	17,365	2,744
Werner Enterprises, Inc.	23,558	854
Woodward, Inc.	29,992	1,783
XPO Logistics, Inc. *	49,093	2,393

Total		109,303

Common Stocks (96.9%)	Shares/ Par +	Value $ (000’s)
Information Technology (16.1%)
ACI Worldwide, Inc. *	61,486	1,485
Arrow Electronics, Inc. *	43,322	2,247
Avnet, Inc.	53,700	1,348
Belden, Inc.	20,552	742
Blackbaud, Inc.	26,161	1,453
Cabot Microelectronics Corp.	15,480	1,767
CACI International, Inc. - Class A *	13,319	2,812
CDK Global, Inc.	64,570	2,121
Ceridian HCM Holding, Inc. *	53,606	2,684
Ciena Corp. *	82,281	3,276
Cirrus Logic, Inc. *	30,742	2,018
Cognex Corp.	90,898	3,838
Coherent, Inc. *	12,846	1,367
CommVault Systems, Inc. *	22,368	905
CoreLogic, Inc.	42,295	1,292
Cree, Inc. *	57,290	2,032
Cypress Semiconductor Corp.	196,434	4,581
Fair Isaac Corp. *	15,404	4,740
First Solar, Inc. *	40,367	1,456
II-VI, Inc. *	46,388	1,322
InterDigital, Inc.	16,559	739
j2 Global, Inc.	24,623	1,843
Jabil Circuit, Inc.	73,888	1,816
KBR, Inc.	75,376	1,559
Littelfuse, Inc.	12,956	1,729
LiveRamp Holdings, Inc. *	36,007	1,185
LogMeIn, Inc.	25,964	2,162
Lumentum Holdings, Inc. *	41,062	3,026
Manhattan Associates, Inc. *	33,988	1,693
MAXIMUS, Inc.	34,030	1,981
MKS Instruments, Inc.	28,993	2,362
Monolithic Power Systems	21,487	3,598
National Instruments Corp.	62,738	2,075
NCR Corp. *	67,869	1,201
NetScout Systems, Inc. *	35,028	829
Perspecta, Inc.	73,139	1,334
PTC, Inc. *	55,286	3,384
Sabre Corp.	145,676	864
Science Applications International Corp.	26,097	1,948
Semtech Corp. *	35,235	1,321
Silicon Laboratories, Inc. *	23,069	1,970
SolarEdge Technologies, Inc. *	25,856	2,117
Synaptics, Inc. *	17,799	1,030
SYNNEX Corp.	21,733	1,589
Tech Data Corp. *	18,841	2,465
Teradata Corp. *	59,837	1,226

Common Stocks (96.9%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Teradyne, Inc.	89,132	4,828
Trimble Navigation, Ltd. *	132,511	4,218
Tyler Technologies, Inc. *	20,736	6,149
Universal Display Corp.	22,552	2,972
ViaSat, Inc. *	30,675	1,102
Vishay Intertechnology, Inc.	70,394	1,014
WEX, Inc. *	23,025	2,407

Total		113,222

Materials (5.6%)
Allegheny Technologies, Inc. *	67,063	570
AptarGroup, Inc.	34,002	3,385
Ashland Global Holdings, Inc.	32,034	1,604
Cabot Corp.	30,306	792
Carpenter Technology Corp.	25,382	495
The Chemours Co.	86,964	771
Commercial Metals Co.	63,108	996
Compass Minerals International, Inc.	18,022	693
Domtar Corp.	30,463	659
Eagle Materials, Inc.	22,143	1,294
Grief, Inc. - Class A	13,966	434
Ingevity Corp. *	22,246	783
Louisiana-Pacific Corp.	62,472	1,073
Minerals Technologies, Inc.	18,539	672
NewMarket Corp.	3,928	1,504
Olin Corp.	84,927	991
PolyOne Corp.	48,003	911
Reliance Steel & Aluminum Co.	35,454	3,105
Royal Gold, Inc.	34,887	3,060
RPM International, Inc.	68,975	4,104
The Scotts Miracle-Gro Co. - Class A	21,074	2,158
Sensient Technologies Corp.	22,509	979
Silgan Holdings, Inc.	41,241	1,197
Sonoco Products Co.	53,241	2,468
Steel Dynamics, Inc.	114,596	2,583
United States Steel Corp.	90,441	571
Valvoline, Inc.	100,205	1,312
Worthington Industries, Inc.	19,632	515

Total		39,679

Real Estate (9.6%)
American Campus Communities, Inc.	73,084	2,028
Brixmor Property Group, Inc.	158,420	1,505
Camden Property Trust	51,504	4,081
CoreCivic, Inc.	63,346	708
CoreSite Realty Corp.	20,045	2,323

Index 400 Stock Portfolio

Common Stocks (96.9%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Corporate Office Properties Trust	59,603	1,319
Cousins Properties, Inc.	78,061	2,285
CyrusOne, Inc.	60,210	3,718
Diversified Healthcare Trust	126,535	459
Douglas Emmett, Inc.	87,670	2,675
EastGroup Properties, Inc.	20,430	2,134
EPR Properties	41,731	1,011
First Industrial Realty Trust, Inc.	67,524	2,244
The GEO Group, Inc.	64,505	784
Healthcare Realty Trust, Inc.	71,132	1,987
Highwoods Properties, Inc.	55,180	1,954
JBG SMITH Properties	62,780	1,998
Jones Lang LaSalle, Inc.	27,411	2,768
Kilroy Realty Corp.	51,875	3,304
Lamar Advertising Co. - Class A	45,748	2,346
Life Storage, Inc.	24,812	2,346
Mack-Cali Realty Corp.	48,165	734
Medical Properties Trust, Inc.	275,219	4,759
National Retail Properties, Inc.	91,292	2,939
OMEGA Healthcare Investors, Inc.	116,218	3,084
Park Hotels & Resorts, Inc.	127,327	1,007
Pebblebrook Hotel Trust	69,482	757
Potlatch Corp.	35,754	1,122
PS Business Parks, Inc.	10,653	1,444
Rayonier, Inc.	68,780	1,620
Sabra Health Care REIT, Inc.	109,182	1,192
Service Properties Trust	87,530	473
Spirit Realty Capital, Inc.	53,045	1,387
Taubman Centers, Inc.	32,562	1,364
Urban Edge Properties	61,253	540
Weingarten Realty Investors	64,333	928

Total		67,327

Utilities (5.0%)
ALLETE, Inc.	27,481	1,668
Black Hills Corp.	32,687	2,093
Essential Utilities, Inc.	114,803	4,672
Hawaiian Electric Industries, Inc.	57,961	2,495
IDACORP, Inc.	26,806	2,353
MDU Resources Group, Inc.	106,581	2,292

Common Stocks (96.9%)	Shares/ Par +	Value $ (000’s)
Utilities continued
National Fuel Gas Co.	45,915	1,712
New Jersey Resources Corp.	50,797	1,726
NorthWestern Corp.	26,832	1,605
OGE Energy Corp.	106,471	3,272
ONE Gas, Inc.	28,050	2,346
PNM Resources, Inc.	42,367	1,610
Southwest Gas Holdings, Inc.	29,055	2,021
Spire, Inc.	27,114	2,019
UGI Corp.	111,170	2,965

Total		34,849

Total Common Stocks (Cost: $736,091)		682,038

Investment Companies (0.3%)

Investment Companies (0.3%)
iShares Core S&P Mid- Cap ETF	14,675	2,111

Total		2,111

Total Investment Companies (Cost: $2,084)		2,111

Short-Term Investments (2.9%)

Commercial Paper (1.5%)
Apple, Inc. 0.000%, 4/21/20 144A	700,000	700
Chevron Corp. 0.000%, 4/21/20 144A	1,500,000	1,498
Exxon Mobil Corp. 0.000%, 4/16/20	1,500,000	1,499
Marriott International, Inc. 0.000%, 4/16/20 144A	1,500,000	1,498
QUALCOMM, Inc. 0.000%, 4/8/20 144A	1,500,000	1,500
Societe Generale SA 0.000%, 4/2/20 144A	1,500,000	1,500
The Southern Co.
0.000%, 4/9/20 144A	500,000	499
0.000%, 5/4/20 144A	1,000,000	997
Wal-Mart Stores, Inc. 0.000%, 5/26/20 144A	500,000	499

Total		10,190

Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320% #	7,187,341	7,187

Total		7,187

Short-Term Investments (2.9%)	Shares/ Par +	Value $ (000’s)
US Government & Agencies (0.4%)
Federal Home Loan Bank
0.000%, 4/20/20 b	2,000,000	2,000
0.000%, 4/24/20 b	1,000,000	1,000

Total		3,000

Total Short-Term Investments (Cost: $20,378)		20,377

Total Investments (100.1%) (Cost: $758,553)@		704,526

Other Assets, Less Liabilities (-0.1%)		(482)

Net Assets (100.0%)		704,044

Index 400 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

S&P 400 Mini Index Futures	Long	USD	13	134	6/20	$19,266	$1,886	$(209)

							$1,886	$(209)

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$–	$–	$–	$(209)	$(209)	$–

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the value of these securities (in thousands) was $8,691 representing 1.2% of the net assets.

#	7-Day yield as of 3/31/2020.
b

Cash or securities with an aggregate value of $3,000 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2020.

@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $758,553 and the net unrealized depreciation of investments based on that cost was $52,141 which is comprised of $139,906 aggregate gross unrealized appreciation and $192,047 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$682,038	$—	$—
Investment Companies	2,111	—	—
Short-Term Investments
Money Market Funds	7,187	—	—
All Others	—	13,190	—
Other Financial Instruments^
Futures	1,886	—	—

Total Assets:	$693,222	$13,190	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand